LIABILITIES FOR INSURANCE PRODUCTS (TABLES)	12 Months Ended
Dec. 31, 2011
Liabilities for Insurance Products [Abstract]
Schedule of Insurance Liabilities, by Product Segment [Table Text Block]
These liabilities consisted of the following (dollars in millions):

	Withdrawal assumption	Mortality assumption	Interest rate assumption	2011	2010

Future policy benefits:
Interest-sensitive products:
Investment contracts	N/A	N/A	(c)	$9,832.9	$9,742.9
Universal life contracts	N/A	N/A	N/A	3,332.6	3,451.8
Total interest-sensitive products				13,165.5	13,194.7
Traditional products:
Traditional life insurance contracts	Company experience	(a)	5%	2,396.2	2,354.3
Limited-payment annuities	Company experience, if applicable	(b)	5%	848.8	873.4
Individual and group accident and health	Company experience	Company experience	6%	7,237.7	7,079.9
Total traditional products				10,482.7	10,307.6
Claims payable and other policyholder funds	N/A	N/A	N/A	1,034.3	968.7
Liabilities related to separate accounts	N/A	N/A	N/A	15.0	17.5
Total				$24,697.5	$24,488.5
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(a)	Principally, modifications of the 1965 ‑ 70 and 1975 - 80 Basic, Select and Ultimate Tables.

(b)	Principally, the 1984 United States Population Table and the NAIC 1983 Individual Annuitant Mortality Table.

(c)	In 2011 and 2010, all of this liability represented account balances where future benefits are not guaranteed.

Liability for Unpaid Claims Adjustment Expense by Expense Type [Table Text Block]
Changes in the unpaid claims reserve (included in claims payable) and disabled life reserves related to accident and health insurance (included in individual and group accident and health liabilities) were as follows (dollars in millions):

	2011	2010	2009

Balance, beginning of the year	$1,543.7	$1,444.0	$1,341.3
Incurred claims (net of reinsurance) related to:
Current year	1,545.8	1,505.8	1,616.8
Prior years (a)	(41.7)	(15.6)	(32.3)
Total incurred	1,504.1	1,490.2	1,584.5
Interest on claim reserves	78.4	73.4	69.3
Paid claims (net of reinsurance) related to:
Current year	866.5	827.0	910.7
Prior years	626.2	694.1	691.6
Total paid	1,492.7	1,521.1	1,602.3
Net change in balance for reinsurance assumed and ceded	3.8	57.2	51.2
Balance, end of the year	$1,637.3	$1,543.7	$1,444.0
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(a)
The reserves and liabilities we establish are necessarily based on estimates, assumptions and prior years' statistics. Such amounts will fluctuate based upon the estimation procedures used to determine the amount of unpaid losses. It is possible that actual claims will exceed our reserves and have a material adverse effect on our results of operations and financial condition.